Annual Fund Operating Expenses (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares)	0 Months Ended
Jun. 13, 2011
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.79%
12b-1 Distribution Fee	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.95%